Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)	Nov. 17, 2017	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2016	Nov. 01, 2016	Oct. 31, 2016	Sep. 14, 2016	Sep. 05, 2016	Jun. 30, 2018	Jul. 01, 2016
Disclosure of classes of share capital [line items]
Shares	(434,958,293)	483,287,914		80,000			20,000,000	400,000	48,409,621	429,733,982
Issue price	$ 0.000		$ 0.000	$ 0.370				$ 0.105
Contributed equity		$ 193,769,000	$ (162,223,185)	$ 29,600				$ 42,000	$ 31,576,000	$ 191,301,217
Acquisition of Glioblast Pty Ltd [member]
Disclosure of classes of share capital [line items]
Shares						17,153,932
Issue price						$ 0.090
Contributed equity						$ 1,543,854
Convertible note conversion [member]
Disclosure of classes of share capital [line items]
Shares					16,000,000		20,000,000
Issue price					$ 0.025		$ 0.025
Contributed equity					$ 400,000		$ 500,000
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.000
Contributed equity		$ (17,662)